As filed with the Securities and Exchange Commission on November 26, 2008


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21342

               LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND
               ---------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
               Lehman Brothers First Trust Income Opportunity Fund
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                                  K&L Gates LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                                                  SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund
---------------------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT($)                                                                                               MARKET
                                                                                                                 VALUE($)(+)

BANK LOAN OBLIGATIONS (10.8%)

AUTOMOTIVE (0.7%)
      1,350,000  General Motors Corp., Term Loan B, 5.16%, due 11/29/13                                            867,780(O)

ELECTRIC - INTEGRATED (1.9%)
      2,845,000  Texas Competitive Electric Holdings Co. LLC, Term Loan B3, 5.99% - 7.26%,
                 due 10/10/14                                                                                    2,399,188(O)

HEALTH SERVICES (5.0%)
      7,360,000  HCA, Inc., Term Loan A, 5.26%, due 11/18/12                                                     6,490,048(O)

MEDIA - CABLE (2.4%)
      3,955,000  Charter Communications Operating LLC, Term Loan, 4.80%, due 3/6/14                              3,143,038(O)

PACKAGING (0.8%)
      1,345,000  Berry Plastics Holding Corp., Term Loan C, 9.04%, due 4/3/15                                    1,084,743(O)

                 TOTAL BANK LOAN OBLIGATIONS (COST $15,393,663)                                                 13,984,797

CORPORATE DEBT SECURITIES (148.8%)

AEROSPACE/DEFENSE (3.7%)
      3,705,000  L-3 Communications Corp., Guaranteed Senior Unsecured Subordinated Notes,                       3,649,425
                 7.63%, due 6/15/12
        165,000  L-3 Communications Corp., Guaranteed Senior Unsecured Subordinated Notes,                         153,450
                 6.13%, due 7/15/13
      1,010,000  L-3 Communications Corp., Guaranteed Notes, Ser. B, 6.38%, due 10/15/15                           929,200
                                                                                                                ----------
                                                                                                                 4,732,075

AUTO LOANS (6.0%)
        265,000  Ford Motor Credit Co., Senior Unsecured Notes, 9.75%, due 9/15/10                                 190,027
      2,855,000  Ford Motor Credit Co., Senior Unsecured Notes, 7.38%, due 2/1/11                                1,897,093
      2,885,000  Ford Motor Credit Co., Senior Unsecured Notes, 7.25%, due 10/25/11                              1,834,551
      4,715,000  Ford Motor Credit Co., Senior Unsecured Notes, 7.80%, due 6/1/12                                2,927,661
      1,890,000  General Motors Acceptance Corp., Senior Unsecured Notes, 6.88%, due 9/15/11                       843,294
                                                                                                                ----------
                                                                                                                 7,692,626

AUTOMOTIVE (1.1%)
        630,000  Ford Motor Co., Senior Unsecured Notes, 7.45%, due 7/16/31                                        270,900
      1,930,000  General Motors Corp., Senior Unsecured Notes, 7.20%, due 1/15/11                                1,133,875
                                                                                                                ----------
                                                                                                                 1,404,775

BEVERAGE (1.0%)
      1,270,000  Constellation Brands, Inc., Guaranteed Notes, 8.38%, due 12/15/14                               1,257,300

CHEMICALS (2.5%)
        885,000  Airgas, Inc., Guaranteed Notes, 7.13%, due 10/1/18                                                862,875(n)
      1,365,000  MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17                                  1,146,600(n)
      1,505,000  Momentive Performance Materials, Inc., Guaranteed Notes, 10.13%, due 12/1/14                    1,158,850
                                                                                                                ----------
                                                                                                                 3,168,325

ELECTRIC - GENERATION (13.1%)
      2,278,000  AES Corp., Senior Secured Notes, 8.75%, due 5/15/13                                             2,289,390(n)
        730,000  AES Corp., Senior Notes, 8.00%, due 6/1/20                                                        638,750(n)
      1,765,000  Dynegy Holdings, Inc., Senior Unsecured Notes, 7.75%, due 6/1/19                                1,412,000
      5,990,000  Dynegy-Roseton Danskammer, Pass-Through Cert., Ser. B, 7.67%, due 11/8/16                       5,435,925
        735,000  Edison Mission Energy, Senior Unsecured Notes, 7.50%, due 6/15/13                                 705,600
      4,410,000  Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27                               3,572,100

See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund cont'd
----------------------------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT($)                                                                                               MARKET
                                                                                                                 VALUE($)(+)

      1,180,000  Mirant Americas Generation, Inc., Senior Unsecured Notes, 8.30%, due 5/1/11                     1,135,750
      1,925,000  NRG Energy, Inc., Guaranteed Notes, 7.25%, due 2/1/14                                           1,785,437
                                                                                                                ----------
                                                                                                                16,974,952

ELECTRIC - INTEGRATED (13.3%)
      2,890,000  CMS Energy Corp., Senior Unsecured Notes, 6.88%, due 12/15/15                                   2,644,046
      7,570,000  Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due 11/1/17                             6,396,650(n)
      1,770,000  Exelon Corp., Senior Unsecured Notes, 4.90%, due 6/15/15                                        1,558,556
      2,205,000  IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16                               2,105,775(n)
      1,735,000  PPL Energy Supply LLC, Senior Unsecured Notes, 6.30%, due 7/15/13                               1,687,756
      3,230,000  Texas Competitive Electric Holdings Co. LLC, Guaranteed Notes, 10.50%, due 11/1/16              2,737,425(n)
                                                                                                                ----------
                                                                                                                17,130,208

ELECTRONICS (3.1%)
      2,090,000  Flextronics Int'l, Ltd., Senior Subordinated Notes, 6.25%, due 11/15/14                         1,766,050
      2,535,000  Freescale Semiconductor, Inc., Guaranteed Notes, 9.13%, due 12/15/14                            1,597,050
        980,000  NXP BV/NXP Funding LLC, Senior Secured Floating Rate Notes, 5.54%, due 10/15/08                   646,800(u)
                                                                                                                ----------
                                                                                                                 4,009,900

ENERGY-EXPLORATION & PRODUCTION (8.9%)
      2,590,000  Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 9/15/13                                   2,505,825
      2,535,000  Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 6/15/14                                   2,427,262
      1,770,000  Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 1/15/16                                   1,615,125
        840,000  Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17                                           772,800
        640,000  Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due 4/15/16                           569,600
      2,660,000  Pioneer Natural Resources Co., Senior Unsecured Notes, 6.65%, due 3/15/17                       2,371,087
      1,275,000  Southwestern Energy Co., Senior Notes, 7.50%, due 2/1/18                                        1,236,750(n)
                                                                                                                ----------
                                                                                                                11,498,449

ENVIRONMENTAL (1.0%)
      1,375,000  Allied Waste North America, Inc., Senior Secured Notes, 7.25%, due 3/15/15                      1,316,563

FOOD & DRUG RETAILERS (1.9%)
      1,060,000  Rite Aid Corp., Guaranteed Notes, 8.63%, due 3/1/15                                               556,500
        700,000  Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16                                         609,000
      2,385,000  Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17                                            1,252,125
                                                                                                                ----------
                                                                                                                 2,417,625

GAMING (7.4%)
        765,000  Chukchansi Economic Development Authority, Senior Unsecured Notes, 8.00%,
                 due 11/15/1                                                                                       612,000(n)
      2,450,000  FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15                     2,156,000(n)
        575,000  Fontainebleau Las Vegas Holdings LLC, Second Mortgage, 10.25%, due 6/15/15                        161,000(n)
        905,000  Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16                                461,550(n)
        435,000  Isle of Capri Casinos, Inc., Guaranteed Notes, 7.00%, due 3/1/14                                  291,450
        250,000  MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16                                             182,500
      1,781,000  Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14                                     1,803,262(n)
      1,755,000  San Pasqual Casino, Notes, 8.00%, due 9/15/13                                                   1,570,725(n)
      3,140,000  Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%, due 6/15/15                       2,260,800(n)
                                                                                                                ----------
                                                                                                                 9,499,287

GAS DISTRIBUTION (14.7%)
      1,380,000  AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16                              1,235,100
        235,000  El Paso Corp., Senior Unsecured Notes, 6.75%, due 5/15/09                                         232,975
      1,530,000  El Paso Natural Gas Co., Senior Unsecured Notes, 8.38%, due 6/15/32                             1,465,667
      1,462,000  Ferrellgas L.P., Senior Unsecured Notes, 6.75%, due 5/1/14                                      1,191,530
      1,635,000  Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due 6/15/12                            1,397,925
      1,170,000  Ferrellgas Partners L.P., Senior Notes, 6.75%, due 5/1/14                                         953,550(n)

See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund cont'd
----------------------------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT($)                                                                                               MARKET
                                                                                                                 VALUE($)(+)

      2,255,000  Kinder Morgan, Inc., Senior Unsecured Notes, 6.50%, due 9/1/12                                  2,125,337
        500,000  Kinder Morgan, Inc., Senior Unsecured Notes, 5.15%, due 3/1/15                                    423,750
      1,530,000  MarkWest Energy Partners LP, Senior Notes, Ser. B, 8.75%, due 4/15/18                           1,453,500
      2,285,000  Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due 12/15/13                             2,056,500
        595,000  Sabine Pass L.P., Senior Secured Notes, 7.25%, due 11/30/13                                       470,050
      4,380,000  Sabine Pass L.P., Senior Secured Notes, 7.50%, due 11/30/16                                     3,416,400
      2,025,000  Transcontinental Gas Pipe Line, Senior Unsecured Notes, 7.25%, due 12/1/26                      1,946,282
        570,000  Williams Cos., Inc., Senior Unsecured Notes, 7.13%, due 9/1/11                                    561,450
                                                                                                                ----------
                                                                                                                18,930,016

HEALTH SERVICES (13.2%)
        255,000  DJO Finance LLC, Guaranteed Notes, 10.88%, due 11/15/14                                           244,162
      2,435,000  LVB Acquisition Merger, Inc., Guaranteed Notes, 10.38%, due 10/15/17                            2,410,650
      2,030,000  LVB Acquisition Merger, Inc., Guaranteed Notes, 11.63%, due 10/15/17                            2,040,150
      2,747,996  NMH Holdings, Inc., Senior Unsecured Floating Rate Notes, 9.94%, due 12/15/08                   2,267,097(n)(u)
      4,045,000  Select Medical Corp., Guaranteed Notes, 7.63%, due 2/1/15                                       3,276,450
      4,115,000  Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27                                  3,147,975
        115,000  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10                                           114,425
        750,000  Ventas Realty L.P., Senior Notes, 6.63%, due 10/15/14                                             720,000
         30,000  Ventas Realty L.P., Guaranteed Notes, 7.13%, due 6/1/15                                            29,775
      2,270,000  Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16                                         2,145,150
        700,000  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17                                           661,500
                                                                                                                ----------
                                                                                                                17,057,334

HOTELS (0.5%)
        705,000  Host Hotels & Resorts L.P., Senior Secured Notes, 7.13%, due 11/1/13                              627,450

LEISURE (1.2%)
      1,980,000  Royal Caribbean Cruises, Senior Unsecured Notes, 7.50%, due 10/15/27                            1,524,600

MEDIA - BROADCAST (3.1%)
      3,680,000  CMP Susquehanna Corp., Guaranteed Notes, 9.88%, due 5/15/14                                     2,060,800
      2,000,000  LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13                                      1,560,000
        520,000  LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13                                405,600
                                                                                                                ----------
                                                                                                                 4,026,400

MEDIA - CABLE (12.2%)
      1,300,000  CCH II Holdings LLC, Guaranteed Notes, 10.25%, due 10/1/13                                      1,092,000
      7,290,000  DirecTV Holdings LLC, Guaranteed Notes, 8.38%, due 3/15/13                                      7,198,875
      2,460,000  EchoStar DBS Corp., Guaranteed Notes, 6.38%, due 10/1/11                                        2,263,200
      1,035,000  Mediacom Broadband LLC, Senior Unsecured Notes, 8.50%, due 10/15/15                               853,875
      1,820,000  Shaw Communications, Inc., Senior Unsecured Notes, 7.20%, due 12/15/11                          1,792,700
        490,000  Videotron Ltd., Guaranteed Notes, 6.88%, due 1/15/14                                              463,050
      2,070,000  Videotron Ltd., Guaranteed Notes, 9.13%, due 4/15/18                                            2,090,700(n)
                                                                                                                ----------
                                                                                                                15,754,400

MEDIA - SERVICES (0.7%)
      1,155,000  WMG Acquisition Corp., Senior Subordinated Notes, 7.38%, due 4/15/14                              857,588

METALS/MINING EXCLUDING STEEL (4.7%)
        875,000  Aleris Int'l, Inc., Guaranteed Notes, 9.00%, due 12/15/14                                         533,750
      1,515,000  Arch Western Finance Corp., Senior Secured Notes, 6.75%, due 7/1/13                             1,424,100
        425,000  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.25%, due 4/1/15                         417,563
        105,000  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.38%, due 4/1/17                         103,425
      2,710,000  Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13                                        2,452,550
        335,000  Peabody Energy Corp., Guaranteed Notes, Ser. B, 6.88%, due 3/15/13                                323,275
        890,000  Peabody Energy Corp., Guaranteed Notes, 5.88%, due 4/15/16                                        805,450
                                                                                                                ----------
                                                                                                                 6,060,113

See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund cont'd
----------------------------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT($)                                                                                               MARKET
                                                                                                                 VALUE($)(+)
NON-FOOD & DRUG RETAILERS (0.5%)
        855,000  Blockbuster, Inc., Guaranteed Notes, 9.00%, due 9/1/12                                            611,325

PACKAGING (6.0%)
      5,030,000  Ball Corp., Guaranteed Unsecured Notes, 6.88%, due 12/15/12                                     5,023,713
        315,000  Berry Plastics Corp., Senior Secured Floating Rate Notes, 7.54%, due 10/15/08                     280,350(u)
        965,000  Crown Americas LLC, Guaranteed Notes, 7.75%, due 11/15/15                                         940,875
      1,795,000  Graham Packaging Co., Inc., Guaranteed Notes, 9.88%, due 10/15/14                               1,561,650
                                                                                                                ----------
                                                                                                                 7,806,588

PRINTING & PUBLISHING (0.7%)
      1,150,000  Dex Media West LLC, Senior Subordinated Notes, Ser. B, 9.88%, due 8/15/13                         713,000
        905,000  Idearc, Inc., Guaranteed Notes, 8.00%, due 11/15/16                                               246,613
                                                                                                                ----------
                                                                                                                   959,613

RAILROADS (0.6%)
        805,000  TFM SA de C.V., Senior Unsubordinated Notes, 9.38%, due 5/1/12                                    821,100

REAL ESTATE DEV. & MGT. (1.3%)
      1,690,000  American Real Estate Partners L.P., Senior Unsecured Notes, 8.13%, due 6/1/12                   1,436,500
        385,000  American Real Estate Partners L.P., Guaranteed Notes, 7.13%, due 2/15/13                          294,525
                                                                                                                ----------
                                                                                                                 1,731,025
RESTAURANTS (0.7%)
      1,035,000  NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14                                              848,700

SOFTWARE/SERVICES (2.0%)
        775,000  Sungard Data Systems, Inc., Senior Unsecured Notes, 10.63%, due 5/15/15                           728,500(n)
      2,180,000  Sungard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15                               1,891,150
                                                                                                                ----------
                                                                                                                 2,619,650

STEEL PRODUCERS/PRODUCTS (3.0%)
      1,640,000  Metals U.S.A. Holdings Corp., Senior Unsecured Floating Rate Notes, 8.79%,
                 due 10/1/08                                                                                     1,312,000(u)
      1,120,000  Steel Dynamics, Inc., Guaranteed Notes, 7.38%, due 11/1/12                                      1,024,800
      1,735,000  Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15                                        1,544,150
                                                                                                                ----------
                                                                                                                 3,880,950

SUPPORT - SERVICES (7.1%)
        785,000  Cardtronics, Inc., Guaranteed Notes, Ser. B, 9.25%, due 8/15/13                                   706,500
      2,405,000  Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13                                         2,164,500
      2,600,000  Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15                             2,301,000(n)
      1,890,000  Lender Processing Services, Inc., Senior Unsecured Notes, 8.13%, due 7/1/16                     1,842,750(n)
      2,580,000  United Rentals N.A., Inc., Guaranteed Notes, 6.50%, due 2/15/12                                 2,154,300
                                                                                                                ----------
                                                                                                                 9,169,050

TELECOM - INTEGRATED/SERVICES (8.7%)
      1,440,000  Dycom Industries, Inc., Guaranteed Notes, 8.13%, due 10/15/15                                   1,267,200
      2,255,000  Intelsat Subsidiary Holdings Co. Ltd., Senior Unsecured Notes, 8.50%,
                 due 1/15/13                                                                                     2,085,875(n)
      1,825,000  Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due 10/31/13                      1,241,000
      2,622,000  Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12                                         2,569,560
      1,485,000  Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19                                       1,150,875
      1,950,000  Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28                                     1,306,500
        990,000  Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16                                   762,300
        915,000  Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13                                             869,250
                                                                                                                ----------
                                                                                                                11,252,560

TELECOM - WIRELESS (2.6%)
      2,015,000  Rogers Cable, Inc., Guaranteed Notes, 5.50%, due 3/15/14                                        1,861,439

See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund cont'd
----------------------------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT($)                                                                                               MARKET
                                                                                                                 VALUE($)(+)
      1,545,000  Rogers Wireless, Inc., Senior Secured Notes, 6.38%, due 3/1/14                                  1,477,610
                                                                                                                ----------
                                                                                                                 3,339,049

THEATERS & ENTERTAINMENT (1.5%)
      1,960,000  AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%, due 8/15/12                           1,940,400

TRANSPORTATION EXCLUDING AIR/RAIL (0.8%)
      1,535,000  ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37                                     1,081,120(n)

                 TOTAL CORPORATE DEBT SECURITIES (COST $217,208,737)                                           192,001,116

NUMBER OF SHARES

SHORT-TERM INVESTMENTS (14.6%)
     18,852,277  Neuberger Berman Prime Money Fund Trust Class (COST $18,852,277)                               18,852,277(@)(OO)

                 TOTAL INVESTMENTS (174.2%) (COST $251,454,677)                                                224,838,190(##)

                 Liabilities, less cash, receivables and other assets [(4.5%)]                                  (5,783,721)(@@)

                 Liquidation Value of Auction Preferred Shares [(69.7%)]                                       (90,000,000)(^)

                 TOTAL NET ASSETS (100.0%)                                                                    $129,054,469

See Notes to Schedule of Investments

                                                  SEPTEMBER 30, 2008 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------


(+)  Investments in debt securities by Lehman Brothers First Trust
     Income Opportunity Fund (the "Fund") are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods the Board of Trustees of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.


     The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o  Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value the Fund's investments as of September 30, 2008:


 VALUATION INPUTS            INVESTMENTS IN SECURITIES      OTHER FINANCIAL
                                                             INSTRUMENTS*
 Level 1 - Quoted Prices             $ 18,852,277                  $ -

 Level 2 - Other Significant
 Observable Inputs                    205,985,913              546,043

 Level 3 - Significant
 Unobservable Inputs                            -                    -
                            -------------------------------------------
 TOTAL                               $224,838,190             $546,043
                            ===========================================

*Other financial instruments include swap contracts.

     Following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:


                                                     INVESTMENTS IN SECURITIES

BALANCE AS OF 12/31/07                                      $2,971,504
Accrued discounts/premiums                                        -
Realized gain/loss and change in unrealized
appreciation/depreciation                                     (663,699)
Net purchases/sales                                         (2,307,805)
Net transfers in and/or out of Level 3                            -
                                                          _______________

                                                          _______________
BALANCE AS OF  9/30/08                                            $-
                                                          ===============
Net change in unrealized appreciation/depreciation
from investments still held as of 09/30/08                        $-


(##) At September 30, 2008, the cost of investments for U.S. federal income tax purposes was $252,285,640. Gross unrealized appreciation of investments was $114,766 and gross unrealized depreciation of investments was $27,562,216, resulting in net unrealized depreciation of $27,447,450, based on cost for U.S. federal income tax purposes.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management LLC. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At September 30, 2008, these securities amounted to $39,790,144 or 30.8% of net assets applicable to common shareholders.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2008.

(O) All or a portion of this security was purchased on a delayed delivery basis. At September 30, 2008, these securities amounted to $13,984,797.

(OO) All or a portion of this security is segregated in connection with obligations for interest rate swap contracts and delayed delivery purchase commitments.

(@@) At September 30, 2008, the Fund had outstanding interest rate swap contracts as follows:


                                                               RATE TYPE
                                                                           VARIABLE-RATE
                                                                             PAYMENTS       ACCRUED NET
SWAP              NOTIONAL     TERMINATION        FIXED-RATE                 RECEIVED        INTEREST       UNREALIZED     TOTAL
COUNTER            AMOUNT        DATE           PAYMENTS MADE                 BY THE        RECEIVABLE     APPRECIATION    FAIR
PARTY                                            BY THE FUND                 FUND[(1)]       (PAYABLE)    (DEPRECIATION)   VALUE
Citibank, N.A.   $45,000,000  January 28, 2011     2.920%                     3.708%          $1,972         $546,043     $548,015



     (1)  30 day LIBOR (London Interbank Offered Rate) at September 25, 2008.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.



(^)  On November 12, 2008, the Fund redeemed all outstanding Money
     Market Cumulative Preferred Shares. On that date, the Fund privately placed notes with an aggregate principal amount of $45,900,000 and perpetual preferred shares with an aggregatge liquidation preference of $12,300,000.






For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and
        Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940
        Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers First Trust Income Opportunity Fund



By:    /s/ Peter E. Sundman
       --------------------------
       Peter E. Sundman
       Chief Executive Officer

Date: November 17, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:    /s/ Peter E. Sundman
       --------------------------
       Peter E. Sundman
       Chief Executive Officer

Date: November 17, 2008


By:    /s/ John M. McGovern
       --------------------------
       John M. McGovern
       Treasurer and Principal Financial and
       Accounting Officer

Date: November 17, 2008